GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended			99 Months Ended	1 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Dec. 31, 2008	Jun. 30, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2012	Oct. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013 Subsequent Event [Member]
Retained Earnings (Accumulated Deficit)									$ (16,922)	$ (12,621)		$ (16,922)
Net Cash Provided By (Used In) Operating Activities									(2,134)	(1,008)	(366)	(10,748)
Proceeds From Issuance Of Common Stock	$ 1,503	$ 37	$ 6,753	$ 23	$ 951	$ 312	$ 400	$ 522	$ 118	$ 75	$ 60	$ 253	$ 1,277